Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Schedule of Recognized Share-based Payment Expenses

The total expenses arising from share-based payment transactions recognized during the period as part of staff costs were as follows:

	Year ended December 31,
in USD ‘000	2018	2017	2016
Employee 2013 EIP	2,242	5,497	2,237
Employee 2017 EIP	6,910	3,359	—
Total share-based compensation	9,152	8,856	2,237

Schedule of Vesting of Shares

The Group has no present obligation to repurchase or settle the shares in cash.

	2018	2017	2016
Number of shares issued under the 2013 EIP	347,509	454,548	264,524
Average grant date fair value (in USD)	—	—	11.37
Expense arising from the 2013 EIP (in USD ’000)	2,242	5,497	2,237

Movements in Number of Stock-options Outstanding Under 2017 EIP

Movements in the number of stock-options outstanding under the 2017 EIP were as follows:

	2018		2017
	Average exercise price (USD)	Number of options	Average exercise price (USD)	Number of options
At January 1,	9.19	1,866,740	—	—
Granted	13.98	1,317,420	9.19	1,866,740
Forfeited	6.98	(60,000)	—	—
Exercised	7.01	(95,885)	—	—
At December 31,	11.39	3,028,275	9.19	1,866,740

Range of Exercise Prices and Expiry Dates Outstanding Stock-options

The weighted average share price at the date of exercise of options exercised during the year ended December 31, 2018 was USD 13.04.

The outstanding stock-options have the following range of exercise prices and remaining contractual life:

	As at December 31,
Range of exercise prices	2018	2017
USD 15.00 to USD 17.99	361,500	136,500
USD 12.00 to USD 14.99	1,109,370	31,950
USD 9.00 to USD 11.99	1,185,905	1,173,290
USD 6.00 to USD 8.99	371,500	525,000
Total outstanding options	3,028,275	1,866,740
out of which are exercisable	447,538	46,708
Weighted-average remaining contractual life (in years)	9.2	9.7

Significant Inputs to Model to Determine Weighted Average Fair Value of Stock-options Granted

The weighted average fair value of the stock-options granted during the years ended December 31, 2018 and 2017, determined using a Black-Scholes model was USD 13.98 and USD 6.98, respectively. The significant inputs to the model were:

	2018	2017
Weighted average share price at grant date	USD 13.98	USD 9.19
Weighted average exercise price	USD 13.98	USD 9.19
Weighted average 10-year volatility	65%	58%
Dividend yield	0%	0%
Weighted average 10-year risk free rate	3.06%	2.35%